Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
Note 20.  Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action capital requirements are applicable to banks, but not bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  The Company’s Series A preferred stock ($2.5 million liquidation preference) is includable without limitation in its Tier 1 capital.  For 2010 and prior annual and quarterly periods the Company’s trust preferred junior subordinated debentures were includable in Tier 1 capital up to 25% of core capital elements, with the balance includable in Tier 2 capital.  In accordance with changes in the regulatory requirements for calculating capital ratios, beginning with the quarter ended March 31, 2011, the Company deducts the amount of goodwill, net of deferred tax liability ($2,061,772 at December 31, 2011 and 2010), for purposes of calculating the amount of trust preferred junior subordinated debentures includable in Tier 1 capital.  Management believes, as of December 31, 2011, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Office of the Comptroller of the Currency (“OCC”) categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the Bank's regulatory capital categories.

The following table shows the regulatory capital ratios for the Company and the Bank as of year end 2011 and 2010:

					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)
Company	$46,351	12.50%	$29,660	8.00%	N/A	N/A
Bank	$45,772	12.37%	$29,596	8.00%	$36,995	10.00%

Tier I capital (to risk-weighted assets)
Company	$39,980	10.78%	$14,830	4.00%	N/A	N/A
Bank	$41,830	11.31%	$14,798	4.00%	$22,197	6.00%

Tier I capital (to average assets)
Company	$39,980	7.28%	$21,965	4.00%	N/A	N/A
Bank	$41,830	7.63%	$21,935	4.00%	$27,419	5.00%

					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2010:
Total capital (to risk-weighted assets)
Company	$43,942	12.33%	$28,505	8.00%	N/A	N/A
Bank	$43,364	12.20%	$28,439	8.00%	$35,549	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,187	11.28%	$14,253	4.00%	N/A	N/A
Bank	$39,610	11.14%	$14,220	4.00%	$21,329	6.00%

Tier I capital (to average assets)
Company	$40,187	7.52%	$21,376	4.00%	N/A	N/A
Bank	$39,610	7.42%	$21,345	4.00%	$26,681	5.00%

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company.  The Bank is restricted by law as to the amount of dividends that can be paid.  Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the OCC.  Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.